Business Combination - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended		1 Months Ended					12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended
	Mar. 31, 2013 Customer relationships	Jun. 05, 2012 AKI GmbH	Mar. 31, 2013 MOTEX Inc. JPY (¥)	Nov. 05, 2012 MOTEX Inc.	Nov. 05, 2012 MOTEX Inc. Customer relationships	Nov. 05, 2012 MOTEX Inc. Unpatented Technology	Nov. 05, 2012 MOTEX Inc. Trademark	Feb. 06, 2013 Nichicon Tantalum USD ($)	Feb. 06, 2013 Nichicon Tantalum JPY (¥)	Mar. 31, 2012 Unimerco Group A/S JPY (¥)	Jul. 11, 2011 Unimerco Group A/S	Jul. 11, 2011 Unimerco Group A/S Customer relationships	Jul. 11, 2011 Unimerco Group A/S Unpatented Technology	Jul. 11, 2011 Unimerco Group A/S Trademark	Mar. 31, 2012 Optrex Corporation JPY (¥)	Feb. 01, 2012 Optrex Corporation JPY (¥)	Feb. 01, 2012 Optrex Corporation Customer relationships	Feb. 01, 2012 Optrex Corporation Technology	Oct. 29, 2010 Epson Software Engineering (Philippines), Inc	Aug. 31, 2010 Tycom Ltd	Oct. 01, 2011 Copicom Inc
Business Acquisition [Line Items]
Business acquisition percentage of common shares acquired		100.00%		100.00%							100.00%					100.00%			100.00%		100.00%
Acquisition related costs			¥ 101							¥ 160					¥ 159
Weighted average amortization period	10 years				10 years	5 years	10 years					20 years	20 years	10 years			10 years	10 years
Business acquisition purchase consideration									8,054
Business acquisition purchase consideration cash portion								86
Short-term borrowings																10,058
Current portion of long-term debt																¥ 5,345
Equity method investment, percentage of ownership interest																				33.33%